UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
 (Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
 (Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 80.3%
	Aerospace & Defense - 1.3%
1,611	The Boeing Co.	$599,131

	Airlines - 0.9%
5,918	Delta Air Lines, Inc.	342,238
452	United Continental Holdings, Inc. (a)	40,255
		382,493
	Auto Components - 0.2%
3,111	The Goodyear Tire & Rubber Co.	72,766

	Automobiles - 1.3%
10,217	General Motors Co.	344,007
2,703	Thor Industries, Inc.	226,241
		570,248
	Banks - 4.8%
2,395	Bank of America Corp.	70,557
7,813	Citigroup, Inc.	560,505
8,104	Citizens Financial Group, Inc.	312,571
3,270	Comerica, Inc.	294,954
7,300	Fifth Third Bancorp	203,816
1,963	JPMorgan Chase & Co.	221,505
3,223	PacWest Bancorp	153,576
174	Signature Bank	19,982
693	SVB Financial Group (a)	215,405
2,316	Western Alliance Bancorp (a)	131,757
		2,184,628
	Beverages - 0.5%
944	Constellation Brands, Inc.	203,545

	Biotechnology - 3.9%
4,882	AbbVie, Inc.	461,740
2,367	Amgen, Inc.	490,655
1,119	Biogen, Inc. (a)	395,354
4,219	Gilead Sciences, Inc.	325,749
398	Vertex Pharmaceuticals, Inc. (a)	76,710
		1,750,208
	Capital Markets - 1.0%
677	MSCI, Inc.	120,106
1,743	S&P Global, Inc.	340,565
		460,671
	Chemicals - 0.8%
722	Axalta Coating Systems Ltd. - (a)(b)	21,053
86	CF Industries Holdings, Inc.	4,682
728	The Sherwin-Williams Co.	331,393
		357,128

	Commercial Services & Supplies - 0.4%
2,455	Republic Services, Inc.	178,380

	Communications Equipment - 2.4%
324	Arista Networks, Inc. (a)	86,139
13,040	Cisco Systems, Inc.	634,396
3,090	Juniper Networks, Inc.	92,607
1,270	Palo Alto Networks, Inc. (a)	286,080
		1,099,222
	Construction & Engineering - 0.6%
8,147	AECOM (a)	266,081

	Consumer Finance - 0.2%
4,072	Ally Financial, Inc.	107,705

	Containers & Packaging - 0.6%
5,230	WestRock Co.	279,491

	Diversified Consumer Services - 0.1%
66	Bright Horizons Family Solutions, Inc. (a)	7,778
2,008	H&R Block, Inc.	51,706
		59,484
	Diversified Financial Services - 1.2%
1,250	Berkshire Hathaway Inc. - Class B (a)	267,637
2,126	Jefferies Financial Group, Inc.	46,687
4,550	Voya Financial, Inc.	225,999
		540,323
	Electric Utilities - 1.6%
121	American Electric Power Co, Inc.	8,577
1,710	Duke Energy Corp.	136,834
6,276	Exelon Corp.	274,010
5,779	OGE Energy Corp.	209,893
2,173	Xcel Energy, Inc.	102,587
		731,901
	Electrical Equipment - 0.2%
1,259	AMETEK, Inc.	99,612

	Electronic Equipment, Instruments & Components - 0.5%
1,787	CDW Corporation of Delaware	158,900
229	FLIR Systems, Inc.	14,077
269	Zebra Technologies Corp. (a)	47,567
		220,544
	Energy Equipment & Services - 1.7%
8,614	Halliburton Co.	349,125
6,839	Schlumberger Ltd. - (b)	416,632
636	TechnipFMC Plc - (b)	19,875
		785,632
	Entertainment - 1.9%
963	Cinemark Holdings, Inc.	38,713
570	Netflix, Inc. (a)	213,254
2,443	The Walt Disney Co.	285,685
9,353	Viacom, Inc. - Class B	315,757
		853,409

	Food & Staples Retailing - 1.1%
5,264	Walmart, Inc.	494,342

	Food Products - 0.5%
1,648	Conagra Brands, Inc.	55,983
1,347	Ingredion, Inc.	141,381
664	Tyson Foods, Inc. - Class A	39,528
		236,892
	Health Care Equipment & Supplies - 2.4%
240	ABIOMED, Inc. (a)	107,940
3,562	Boston Scientific Corp. (a)	137,137
1,294	IDEXX Laboratories, Inc. (a)	323,060
5,039	Medtronic Plc - (b)	495,687
		1,063,824
	Health Care Providers & Services - 2.5%
166	Cigna Corp.	34,569
1,239	HCA Healthcare, Inc.	172,370
585	Humana, Inc.	198,034
1,445	UnitedHealth Group, Inc.	384,428
59	Universal Health Services, Inc.	7,543
972	WellCare Health Plans, Inc. (a)	311,516
		1,108,460
	Hotels, Restaurants & Leisure - 1.0%
4,924	Carnival Corp. - (b)	314,003
268	Darden Restaurants, Inc.	29,799
1,091	Yum! Brands, Inc.	99,183
		442,985
	Household Durables - 0.8%
7,132	DR Horton, Inc.	300,828
455	Whirlpool Corp.	54,031
		354,859
	Independent Power and Renewable Electricity Producers - 0.3%
1,418	The AES Corp.	19,852
2,480	NRG Energy, Inc.	92,752
		112,604
	Industrial Conglomerates - 0.7%
23,616	General Electric Co.	266,625
356	Honeywell International, Inc.	59,238
		325,863
	Insurance - 2.7%
3,352	The Allstate Corporation	330,842
8,480	Arch Capital Group Ltd. - (a)(b)	252,789
3,255	Assured Guaranty Ltd. - (b)	137,459
845	First American Financial Corp.	43,594
5,025	The Progressive Corp.	356,976
424	Reinsurance Group of America, Inc.	61,293
592	Torchmark Corp.	51,320
		1,234,273
	Interactive Media & Services - 3.9%
478	Alphabet, Inc. (a)	570,479
469	Alphabet, Inc. (a)	566,120
3,670	Facebook, Inc. - Class A (a)	603,568
		1,740,167

	Internet & Direct Marketing Retail - 3.4%
620	Amazon.com, Inc. (a)	1,241,860
79	Booking Holdings, Inc. (a)	156,736
4,018	eBay, Inc. (a)	132,674
		1,531,270
	IT Services - 2.0%
479	Accenture Plc - (b)	81,526
576	Black Knight, Inc. (a)	29,923
511	GoDaddy, Inc. (a)	42,612
1,293	International Business Machines Corp.	195,515
552	VeriSign, Inc. (a)	88,386
2,935	Visa, Inc.	440,514
		878,476
	Machinery - 1.7%
1,666	Caterpillar, Inc.	254,048
934	Illinois Tool Works, Inc.	131,806
1,734	Parker-Hannifin Corp.	318,935
1,387	Pentair Plc - (b)	60,127
		764,916
	Media - 1.2%
19	Cable One, Inc.	16,789
15,249	Comcast Corp.	539,967
		556,756
	Metals & Mining - 1.0%
15,122	Freeport-McMoRan, Inc.	210,498
3,988	Nucor Corp.	253,039
		463,537
	Multiline Retail - 0.7%
3,461	Target Corp.	305,295

	Multi-Utilities - 1.8%
1,161	Ameren Corp.	73,399
6,775	CenterPoint Energy, Inc.	187,329
6,077	CMS Energy Corp.	297,773
2,326	DTE Energy Co.	253,836
		812,337
	Oil, Gas & Consumable Fuels - 4.7%
3,408	Anadarko Petroleum Corp.	229,733
5,588	ConocoPhillips	432,511
102	Continental Resources, Inc. of Oklahoma City (a)	6,965
522	Devon Energy Corp.	20,849
2,128	Exxon Mobil Corp.	180,923
2,034	HollyFrontier Corp.	142,177
4,060	Marathon Petroleum Corp.	324,678
973	PBF Energy, Inc.	48,562
3,260	Phillips 66	367,467
3,163	Valero Energy Corp.	359,791
		2,113,656

	Personal Products - 0.8%
2,357	The Estee Lauder Co. Inc.	342,519

	Pharmaceuticals - 5.8%
2,023	Allergan Plc - (b)	385,341
7,208	Bristol-Myers Squibb Co.	447,473
6,237	Johnson & Johnson	861,766
6,666	Merck & Co, Inc.	472,886
2,755	Mylan NV - (a)(b)	100,833
157	Pfizer, Inc.	6,919
3,811	Zoetis, Inc.	348,935
		2,624,153
	Professional Services - 0.2%
1,096	ManpowerGroup, Inc.	94,212

	Road & Rail - 1.0%
1,622	CSX Corp.	120,109
1,178	Norfolk Southern Corp.	212,629
741	Union Pacific Corp.	120,657
		453,395
	Semiconductors & Semiconductor Equipment - 1.9%
3,019	Analog Devices, Inc.	279,137
2,994	Applied Materials, Inc.	115,718
78	KLA-Tencor Corp.	7,933
2,027	Lam Research Corp.	307,496
1,018	Micron Technology, Inc. (a)	46,044
1,048	Texas Instruments, Inc.	112,440
		868,768
	Software - 6.4%
1,804	Adobe Systems, Inc. (a)	486,990
273	CDK Global, Inc.	17,079
2,785	Citrix Systems, Inc. (a)	309,581
998	Fortinet, Inc. (a)	92,085
1,688	Intuit, Inc.	383,851
8,540	Microsoft Corp.	976,720
2,541	Oracle Corp.	131,014
1,409	ServiceNow, Inc. (a)	275,643
1,757	Splunk, Inc. (a)	212,439
		2,885,402
	Specialty Retail - 1.6%
320	AutoZone, Inc. (a)	248,224
3,857	Best Buy Co, Inc.	306,092
900	L Brands, Inc.	27,270
354	O'Reilly Automotive, Inc. (a)	122,951
		704,537
	Technology Hardware, Storage & Peripherals - 3.1%
6,180	Apple, Inc.	1,395,073

	Tobacco - 1.1%
5,987	Philip Morris International, Inc.	488,180

	TOTAL COMMON STOCKS (Cost $34,265,873)	36,199,353

	Real Estate Investment Trusts (REITs) - 2.24%
	REITS - 2.4%
1,972	American Tower Corp.	286,532
134	Boston Properties, Inc.	16,494
1,756	Equity Residential	116,352
5,646	Hospitality Properties Trust	162,831
14,124	Host Hotels & Resorts, Inc.	298,016
3,555	Kimco Realty Corp.	59,511
592	Mid-America Apartment Communities, Inc.	59,307
825	Park Hotels & Resorts, Inc.	27,076
407	Sun Communities, Inc.	41,327
	TOTAL REITS (Cost $1,086,238)	1,067,446

	EXCHANGE TRADED FUNDS - 1.7%
	Investment Companies - 1.7%
7,166	iShares Government/Credit Bond ETF	786,934
	TOTAL EXCHANGE TRADED FUNDS (Cost $819,074)	786,934

Principal
Amount		Value
	ASSET BACKED SECURITIES - 0.0%
	Continental Airlines 2000-2 Class A-1 Pass Through Trust
$7,894	7.707%, 10/02/2022 (Acquired 07/19/2005, Cost $7,897) (c)(d)(e)	8,332
	TOTAL ASSET BACKED SECURITIES (Cost $7,897)	8,332

	CORPORATE BONDS - 3.6%
	Banks - 0.9%
	Bank of America Corp.
200,000	2.600%, 01/15/2019	199,977
	JPMorgan Chase & Co.
200,000	3.900%, 07/15/2025	200,106
		400,083
	Beverages - 0.4%
	Anheuser-Busch InBev Finance, Inc.
200,000	3.650%, 02/01/2026	194,524

	Biotechnology - 0.4%
	AbbVie, Inc.
200,000	2.500%, 05/14/2020	197,836

	Diversified Telecommunication Services - 0.9%
	AT&T Comcast Corp.
200,000	3.400%, 05/15/2025	190,692
	Verizon Communications, Inc.
200,000	4.400%, 11/01/2034	195,592
		386,284
	Food & Staples Retailing - 0.5%
	Walmart, Inc.
200,000	3.250%, 10/25/2020	201,781

	Media - 0.5%
	Comcast Cable Communications Holdings, Inc.
200,000	9.455%, 11/15/2022	243,900

	Transportation - 0.0%
	Burlington Northern and Santa Fe Railway Co 2002-1 Pass Through Trust
1,505	5.943%, 01/15/2022	1,552
	TOTAL CORPORATE BONDS (Cost $1,693,405)	1,625,960

	U.S. GOVERNMENT NOTES/BONDS - 4.4%
300,000	1.375%, 02/28/2019	298,781
400,000	2.000%, 09/30/2020	393,641
300,000	3.625%, 02/15/2021	305,227
300,000	1.750%, 09/30/2022	286,723
200,000	2.125%, 05/15/2025	189,414
300,000	3.875%, 08/15/2040	333,187
200,000	2.500%, 02/15/2045	175,211
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $2,101,506)	1,982,184

	U.S. TREASURY BILLS - 5.6%
190,000	2.154%, 11/29/2018	189,341
7,000	2.168%, 01/10/2019	6,957
6,000	2.237%, 01/31/2019	5,955
323,000	2.247%, 02/07/2019	320,399
2,000	2.275%, 02/28/2019	1,981
1,013,000	2.279%, 03/07/2019	1,002,933
987,000	2.285%, 03/21/2019	976,287
	TOTAL U.S. TREASURY BILL (Cost $2,504,484)	2,503,853

	Total Investments (Cost $42,478,477) - 98.0%	44,174,062
	Other Assets in Excess of Liabilities - 2.0%	904,353
	TOTAL NET ASSETS - 100.0%	$45,078,415

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Securities. The total value of the foreign issued securities is $2,285,325 (5.1% of net assets) at September 30, 2018.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted Security. The total value of restricted securities is $8,332 (0.0% of net assets) at September 30, 2018.
(e)	Illiquid Security. The total value of illiquid securities is $8,332 (0.0% of net assets) at September 30, 2018.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Cost of investments	$42,478,477
Gross unrealized appreciation	2,647,293
Gross unrealized depreciation	(951,708)
Net unrealized appreciation	1,695,585

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
 The investments whose values are based on quoted market prices in an active market, and are therefore classified within Level 1, include active listed domestic equities, including listed REITs and Exchange Traded Funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include asset backed securities, investment grade corporate bonds, U.S. government and sovereign obligations, government agency securities, certain mortgage products, and restricted securities.
 Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund's portfolio as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Backed Security	$-	$-	8,332	8,332
Common Stocks	$36,199,353	$-	-	36,199,353
Corporate Bonds	$-	$1,625,960	-	1,625,960
Exchange Traded Funds	$786,934	$-	-	786,934
REIT	$1,067,446	$-	-	1,067,446
US Government Notes/Bonds	$-	$1,982,184	-	1,982,184
Short-Term Investments	$-	$2,503,853	-	2,503,853
Total*	38,053,733	6,111,997	8,332	44,174,062

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	September 30, 2018
Fair Value as of 12/31/2017	11,145
Total unrealized gain (losses) included in earnings	(539)
Total realized gain (losses) included in earnings	(1)
Sales	(2,273)
Fair Value as of 9/30/18	$8,332

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$(540)

The Fund does not maintain any positions in derivative instruments, and did not engage in derivative activities during the period ended September 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By Gayle Daniel-Worrell
      Gayle Daniel-Worrell,
      President & Treasurer

Date   October 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Gayle Daniel-Worrell
      Gayle Daniel-Worrell,
      President & Treasurer

Date   October 30, 2018